PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment - Gross (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	$ 231,236
Property, plant and equipment at end of year	245,997	$ 231,236
Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	232,302
Property, plant and equipment at end of year	248,305	232,302
PP&E | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	309,280	110,499
Incorporation by merger		142,428
CAPEX	63,864	60,857
Currency translation adjustments	457	7,363
Decreases	(15,620)	(11,867)
Property, plant and equipment at end of year	357,981	309,280
Real estate | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	35,015	4,600
Incorporation by merger		29,824
CAPEX	21	9
Currency translation adjustments	(14)	259
Transfers and reclassifications	1,059	337
Decreases	(95)	(14)
Property, plant and equipment at end of year	35,986	35,015
Switching equipment | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	7,851
Incorporation by merger		5,692
CAPEX	346	343
Currency translation adjustments	235	1,228
Transfers and reclassifications	245	591
Decreases	(22)	(3)
Property, plant and equipment at end of year	8,655	7,851
Fixed network and transportation | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	128,605	54,883
Incorporation by merger		46,910
CAPEX	8,891	8,320
Currency translation adjustments	(264)	1,036
Transfers and reclassifications	12,003	23,363
Decreases	(7,149)	(5,907)
Property, plant and equipment at end of year	142,086	128,605
Mobile network access | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	25,664	6
Incorporation by merger		17,410
CAPEX	17	18
Currency translation adjustments	98	1,287
Transfers and reclassifications	5,656	7,423
Decreases	(100)	(480)
Property, plant and equipment at end of year	31,335	25,664
Tower and pole | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	7,993	106
Incorporation by merger		6,833
CAPEX		45
Currency translation adjustments	20	418
Transfers and reclassifications	1,080	591
Decreases	(11)
Property, plant and equipment at end of year	9,082	7,993
Power equipment and Installations | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	9,861
Incorporation by merger		8,418
CAPEX	41
Currency translation adjustments	33	358
Transfers and reclassifications	1,297	1,085
Decreases	(1)
Property, plant and equipment at end of year	11,231	9,861
Computer equipment | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	24,068	7,333
Incorporation by merger		9,636
CAPEX	2,655	1,781
Currency translation adjustments	422	1,923
Transfers and reclassifications	7,778	3,401
Decreases	(68)	(6)
Property, plant and equipment at end of year	34,855	24,068
Goods lent to customers at no cost | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	11,513	8,126
Incorporation by merger		343
CAPEX	10,498	7,707
Currency translation adjustments	117	555
Transfers and reclassifications	6	6
Decreases	(6,454)	(5,224)
Property, plant and equipment at end of year	15,680	11,513
Vehicles | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	4,593	2,272
Incorporation by merger		1,826
CAPEX	242	578
Currency translation adjustments	(4)	31
Decreases	(17)	(114)
Property, plant and equipment at end of year	4,814	4,593
Machinery, diverse equipment and tools | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	6,887	6,070
Incorporation by merger		348
CAPEX	574	298
Currency translation adjustments	(18)	20
Transfers and reclassifications	157	151
Decreases	(1,461)
Property, plant and equipment at end of year	6,139	6,887
Other | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	1,327	398
Incorporation by merger		728
CAPEX	4	8
Currency translation adjustments		63
Transfers and reclassifications	77	128
Decreases	(191)
Other		2
Property, plant and equipment at end of year	1,217	1,327
Construction in progress | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	26,531	15,964
Incorporation by merger		8,950
CAPEX	38,690	37,133
Currency translation adjustments	(66)	146
Transfers and reclassifications	(29,358)	(35,604)
Decreases	(88)	(58)
Property, plant and equipment at end of year	35,709	26,531
Materials | Gross carrying value
Reconciliation of changes in property, plant and equipment
Property, plant and equipment at beginning of year	19,372	10,741
Incorporation by merger		5,510
CAPEX	1,885	4,617
Currency translation adjustments	(102)	39
Transfers and reclassifications		(1,472)
Decreases		(63)
Decreases	37
Property, plant and equipment at end of year	$ 21,192	$ 19,372